DEFERRED REVENUE - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Jan. 15, 2019 USD ($)
Disclosure of deferred income [Line Items]
Cash Prepayment From Customers		$ 169,800,000
Forward gold sale arrangement
Disclosure of deferred income [Line Items]
Sales arrangement, monthly amount of product provided | oz	12,500
Sales arrangement, total amount of product provided | oz	150,000
Floor price (in dollars per ounce)	$ 1,300
Cap price (in dollars per ounce)	$ 1,500
Gold sale prepayment arrangements
Disclosure of deferred income [Line Items]
Purchase arrangement, weighted average cost, percentage per annum	0.0445
Purchase arrangement, total amount of product provided | oz	150,000
Purchase arrangement, average forward contract price	$ 1,753
Purchase arrangement, average forward contract price, gold basis | oz	50,000
Purchase arrangement, collar range, minimum	$ 1,700
Purchase arrangement, collar range, maximum	$ 2,100
Purchase arrangement, collar range, gold basis | oz	100,000
Cash prepayment, amount to be paid	$ 236,000,000